Income tax expenses - Reconciliations (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥) ¥ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥) ¥ / shares	Mar. 31, 2022 CNY (¥) ¥ / shares
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Income before income tax and share of result of equity method investees	¥ 101,596	$ 14,071	¥ 89,185	¥ 59,550
Income tax computed at statutory EIT rate (25%)	25,399		22,296	14,888
Effect of different tax rates available to different jurisdictions	(1,095)		(153)	(2,006)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(14,135)		(13,679)	(7,367)
Non-deductible expenses and non-taxable income, net	11,006		16,870	13,518
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC	(9,415)		(8,282)	(10,052)
Withholding tax on the earnings distributed and anticipated to be remitted	6,127		5,312	5,026
Change in valuation allowance and others	4,642		(6,815)	12,808
Income tax expenses	¥ 22,529	$ 3,120	¥ 15,549	¥ 26,815
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares	¥ 0.7		¥ 0.65	¥ 0.34
PRC | American Depositary Shares ("ADSs")
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares	¥ 5.6		¥ 5.22	¥ 2.73